Parent Company Only Condensed Financial Information (Condensed Statements Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest income	$ 17,207	$ 14,409
Other income	124	169
Interest expense	3,534	3,096
Loss before income tax and undistributed subsidiary income	3,461	2,437
Tax effect	2,115	810
Net income	1,346	1,627
Comprehensive income	1,297	1,638
Parent Company [Member]
Interest income	4	2
Other income	48	131
Interest expense	212	185
Other expense	815	646
Loss before income tax and undistributed subsidiary income	(975)	(698)
Tax effect	330	236
Gain (loss) after income tax and undistributed subsidiary income	(645)	(462)
Equity in undistributed subsidiary income	1,991	2,089
Net income	1,346	1,627
Comprehensive income	$ 1,297	$ 1,638